LOANS, Allowance for Credit Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 35,429	[1]	$ 26,148		$ 24,888
Additions (deductions) [Abstract]
Impact of adoption of CECL	[1]	47,252
Provision for credit losses	[1]	(1,928)
Provision for credit losses	[1]			12,463		824
Initial allowance on loans purchased with credit deterioration		134
Recoveries credited to allowance		4,477		3,069		3,961
Loans charged against the allowance		(2,434)		(6,251)		(3,525)
Balance at end of period				$ 35,429	[1]	26,148
Balance at end of period	[1]	$ 47,252
Percent of loans to total portfolio loans		100.00%		100.00%
Impact of Adoption [Member]
Additions (deductions) [Abstract]
Impact of adoption of CECL		$ 11,574
Balance at end of period		11,574
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		7,401	[1]	$ 7,922		7,090
Additions (deductions) [Abstract]
Impact of adoption of CECL		11,519
Provision for credit losses		(1,135)
Provision for credit losses	[1]			1,751		(651)
Initial allowance on loans purchased with credit deterioration		95
Recoveries credited to allowance		2,607		1,804		2,165
Loans charged against the allowance		0		(4,076)		(682)
Balance at end of period				$ 7,401	[1]	7,922
Balance at end of period		$ 11,519
Percent of loans to total portfolio loans		41.50%		45.40%
Commercial [Member] | Impact of Adoption [Member]
Additions (deductions) [Abstract]
Impact of adoption of CECL		$ 2,551
Balance at end of period		2,551
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		6,998	[1]	$ 8,216		7,978
Additions (deductions) [Abstract]
Impact of adoption of CECL		19,221
Provision for credit losses		(266)
Provision for credit losses	[1]			(915)		526
Initial allowance on loans purchased with credit deterioration		18
Recoveries credited to allowance		846		513		933
Loans charged against the allowance		(375)		(816)		(1,221)
Balance at end of period				$ 6,998	[1]	8,216
Balance at end of period		$ 19,221
Percent of loans to total portfolio loans		39.20%		37.20%
Mortgage [Member] | Impact of Adoption [Member]
Additions (deductions) [Abstract]
Impact of adoption of CECL		$ 12,000
Balance at end of period		12,000
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		1,112	[1]	$ 1,283		895
Additions (deductions) [Abstract]
Impact of adoption of CECL		3,749
Provision for credit losses		599
Provision for credit losses	[1]			436		1,147
Initial allowance on loans purchased with credit deterioration		21
Recoveries credited to allowance		1,024		752		863
Loans charged against the allowance		(2,059)		(1,359)		(1,622)
Balance at end of period				$ 1,112	[1]	1,283
Balance at end of period		$ 3,749
Percent of loans to total portfolio loans		19.30%		17.40%
Installment [Member] | Impact of Adoption [Member]
Additions (deductions) [Abstract]
Impact of adoption of CECL		$ 3,052
Balance at end of period		3,052
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		19,918	[1]	$ 8,727		8,925
Additions (deductions) [Abstract]
Impact of adoption of CECL		12,763
Provision for credit losses		(1,126)
Provision for credit losses	[1]			11,191		(198)
Initial allowance on loans purchased with credit deterioration		0
Recoveries credited to allowance		0		0		0
Loans charged against the allowance		0		0		0
Balance at end of period				$ 19,918	[1]	$ 8,727
Balance at end of period		$ 12,763
Percent of loans to total portfolio loans		0.00%		0.00%
Subjective Allocation [Member] | Impact of Adoption [Member]
Additions (deductions) [Abstract]
Impact of adoption of CECL		$ (6,029)
Balance at end of period		$ (6,029)

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.